CAPITAL STOCK - Cash Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 30, 2019	Sep. 30, 2019	Jun. 28, 2019	Mar. 29, 2019	Dec. 28, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 16, 2019	Sep. 16, 2019	Jun. 14, 2019	Mar. 22, 2019	Dec. 31, 2018	Dec. 14, 2018	Sep. 14, 2018	Jun. 15, 2018	Mar. 20, 2018	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 21, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of shares outstanding (in shares)													59,009,685	58,939,685	58,877,185	58,877,185	58,665,310	58,650,310	58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	59,036,310	59,169,710	59,110,335
Per common share amount (in dollars per share)	$ 0.1475	$ 0.1475	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Number of shares issued (in shares)														58,939,685	58,877,185	58,877,185	58,665,310		58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	59,036,310	59,169,710	59,110,335
Aggregate payment	$ 8,742	$ 8,709	$ 8,352	$ 8,189	$ 8,089	$ 8,214	$ 8,140	$ 8,333	$ 8,368	$ 8,150	$ 8,365	$ 8,316